UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

November 30, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 92.9%

Treasury Bills - 92.9%
U.S. Treasury Bills
0.07%, 1/03/13*	$22,450,000	$22,448,441
0.08%, 1/10/13*	7,000,000	6,999,402
0.06%, 1/31/13*	25,000,000	24,997,850

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $54,445,469)		54,445,693

REPURCHASE AGREEMENT - 8.9%

United States - 8.9%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/12, 0.23% due 12/3/12; Proceeds at maturity - $5,253,789 (fully collateralized by Fannie Mae, 4.00% due 04/01/26; Market value - $5,516,373) (Cost: $5,253,688)	5,253,688	5,253,688

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $59,699,157)(a)		59,699,381
Liabilities in Excess of Cash and Other Assets - (1.8)%		(1,069,095)

NET ASSETS - 100.0%		$58,630,286

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

November 30, 2012

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 61.5%

Treasury Bills - 61.5%
U.S. Treasury Bills
0.07%, 1/03/13*	$45,000,000		$44,996,875
0.08%, 1/10/13*	18,000,000		17,998,461
0.07%, 1/31/13*	86,117,000		86,109,594

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $149,101,642)			149,104,930

TIME DEPOSITS - 21.9%

China - 21.9%
Barclays Bank PLC
2.30%, 12/20/12	82,530,327	CNH	13,281,353
Deutsche Bank AG
2.00%, 12/20/12	82,686,558	CNH	13,306,495
JPMorgan Chase & Co.
1.60%, 12/20/12	82,620,421	CNH	13,295,852
Standard Chartered Bank
2.60%, 12/20/12	82,500,000	CNH	13,276,472

TOTAL TIME DEPOSITS (Cost: $53,170,440)			53,160,172

REPURCHASE AGREEMENT - 14.3%

United States - 14.3%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/12, 0.23% due 12/3/12; Proceeds at maturity - $34,776,867 (fully collateralized by Fannie Mae, 3.00%, due 12/1/21 and Freddie Mac, 3.50%, due 1/1/42; Market value - $36,515,011) (Cost: $34,776,200)	$34,776,200		34,776,200

TOTAL INVESTMENTS IN SECURITIES - 97.7% (Cost: $237,048,282)(a)			237,041,302
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.3%			5,561,168

NET ASSETS - 100.0%			$242,602,470

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

CNH	-	Offshore Chinese renminbi

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

November 30, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 93.6%

Treasury Bills - 93.6%
U.S. Treasury Bills
0.07%, 1/03/13*	$8,000,000	$7,999,444
0.11%, 1/31/13*	13,750,000	13,748,818

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $21,746,887)		21,748,262

REPURCHASE AGREEMENT - 5.4%

United States - 5.4%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/12, 0.23% due 12/03/12; Proceeds at maturity - $1,250,003 (fully collateralized by Freddie Mac, 4.50% due 5/01/40; Market value - $1,312,479) (Cost: $1,249,979)	1,249,979	1,249,979

TOTAL INVESTMENTS IN SECURITIES - 99.0% (Cost: $22,996,866)(a)		22,998,241
Cash and Other Assets in Excess of Liabilities - 1.0%		221,344

NET ASSETS - 100.0%		$23,219,585

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

November 30, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 82.1%

Treasury Bills - 82.1%
U.S. Treasury Bills
0.09%, 1/03/13*	$73,774,000	$73,769,105
0.08%, 1/10/13*	50,000,000	49,995,727
0.06%, 1/17/13*	85,000,000	84,993,255
0.06%, 1/31/13*	20,524,000	20,522,235

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $229,278,773)		229,280,322

REPURCHASE AGREEMENT - 16.8%

United States - 16.8%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/12, 0.23% due 12/3/12; Proceeds at maturity - $47,057,715 (fully collateralized by Fannie Mae, 3.00%-5.00% due 11/1/27 - 9/1/33 and Freddie Mac, 3.00% due 11/01/26; Market value - $49,409,654) (Cost: $47,056,813)	47,056,813	47,056,813

TOTAL INVESTMENTS IN SECURITIES - 98.9% (Cost: $276,335,586)(a)		276,337,135
Cash and Other Assets in Excess of Liabilities - 1.1%		3,053,372

NET ASSETS - 100.0%		$279,390,507

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

November 30, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 76.3%

Treasury Bills - 76.3%
U.S. Treasury Bills
0.07%, 1/03/13*	$3,500,000	$3,499,757
0.08%, 1/10/13*	1,850,000	1,849,842
0.11%, 1/31/13*	5,897,000	5,896,493

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,245,506)		11,246,092

REPURCHASE AGREEMENT - 23.7%

United States - 23.7%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/12, 0.23% due 12/03/12; Proceeds at maturity - $3,500,871 (fully collateralized by Freddie Mac, 4.50%, due 5/01/40; Market value - $3,675,844) (Cost: $3,500,804)	3,500,804	3,500,804

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $14,746,310)(a)		14,746,896
Liabilities in Excess of Cash and Other Assets - (0.0)%†		(5,341)

NET ASSETS - 100.0%		$14,741,555

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.
†	Less than (0.05)%.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

November 30, 2012

Investments	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS - 25.0%

Japan - 25.0%
Japan Treasury Bills
0.10%, 12/25/12, Series 311*	50,000,000	JPY	$606,245
0.10%, 2/18/13, Series 323*	80,000,000	JPY	969,861

TOTAL INVESTMENTS IN SECURITIES - 25% (Cost: $1,625,199)(a)			1,576,106
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 75.0%			4,719,967

NET ASSETS - 100.0%			$6,296,073

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

JPY - Japanese yen

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

November 30, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 82.3%

Treasury Bills - 82.3%
U.S. Treasury Bills
0.04%, 12/06/12*	$3,200,000	$3,199,979
0.08%, 1/10/13*	450,000	449,962

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,649,945)		3,649,941

REPURCHASE AGREEMENT - 18.3%

United States - 18.3%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/12, 0.23% due 12/03/12; Proceeds at maturity - $813,033 (fully collateralized by Freddie Mac, 4.50% due 5/01/40; Market value - $853,669) (Cost: $813,017)	813,017	813,017

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $4,462,962)(a)		4,462,958
Liabilities in Excess of Cash and Other Assets - (0.6)%		(28,135)

NET ASSETS - 100.0%		$4,434,823

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2012

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES - 6.5%

Australia - 5.8%
New South Wales Treasury Corp.
6.00%, 4/01/16, Series 16	5,112,000 AUD	$5,802,060
Queensland Treasury Corp.
6.00%, 7/21/22, Series 22	13,580,000AUD	16,107,509
Western Australian Treasury Corp.
7.00%, 4/15/15, Series 15	3,920,000 AUD	4,452,524

Total Australia		26,362,093

New Zealand - 0.7%
Queensland Treasury Corp.
7.13%, 9/18/17	3,320,000 NZD	3,137,457

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $28,714,410)		29,499,550

FOREIGN GOVERNMENT OBLIGATIONS - 65.6%

Australia - 0.9%
Australian Government Bond
6.25%, 4/15/15, Series 119	1,430,000 AUD	1,614,371
Eurofima
5.63%, 10/24/16	2,270,000 AUD	2,524,307

Total Australia		4,138,678

China - 4.8%
China Government Bond
1.00%, 12/01/13	31,500,000 CNY	4,994,570
3.30%, 10/27/14	17,220,000 CNY	2,813,109
1.80%, 12/01/15	27,000,000 CNY	4,255,963
2.48%, 12/01/20	33,500,000 CNY	5,182,715
2.36%, 8/18/21	31,000,000 CNY	4,713,227

Total China		21,959,584

Hong Kong - 4.4%
Hong Kong Government Bond
1.69%, 12/22/14	46,000,000 HKD	6,124,543
1.65%, 6/15/15	55,150,000 HKD	7,387,156
1.51%, 2/24/27	44,550,000 HKD	6,403,610

Total Hong Kong		19,915,309

Indonesia - 9.3%
Indonesia Government
11.25%, 5/15/14, Series FR51	45,196,000,000 IDR	5,146,380
7.38%, 9/15/16, Series FR55	144,451,000,000 IDR	16,401,644
12.80%, 6/15/21, Series FR34	44,422,000,000IDR	6,970,473
7.00%, 5/15/22, Series FR61	119,207,000,000IDR	13,927,282

Total Indonesia		42,445,779

Malaysia - 11.0%
Malaysian Government
3.21%, 5/31/13, Series 0509	42,530,000MYR	14,002,545
3.43%, 8/15/14, Series 0211	23,360,000MYR	7,729,737
3.84%, 8/12/15, Series 0110	39,420,000MYR	13,208,653
4.01%, 9/15/17, Series 0210	44,580,000MYR	15,154,634

Total Malaysia		50,095,569

New Zealand - 3.6%
New Zealand Government Bond
6.50%, 4/15/13, Series 413	3,270,000 NZD	2,723,334
6.00%, 4/15/15, Series 415	12,379,000 NZD	10,982,699
6.00%, 12/15/17, Series 1217	2,880,000 NZD	2,713,101

Total New Zealand		16,419,134

Philippines - 4.6%
Republic of Philippines
4.95%, 1/15/21	663,000,000PHP	17,796,451
6.25%, 1/14/36	100,000,000PHP	2,922,465

Total Philippines		20,718,916

Singapore - 4.8%
Singapore Government Bond
2.25%, 6/01/21	10,690,000 SGD	9,535,389
3.00%, 9/01/24	13,120,000 SGD	12,385,777

Total Singapore		21,921,166

South Korea - 11.1%
Korea Treasury Bond
3.75%, 6/10/13, Series 1306	14,368,900,000KRW	13,338,588
4.50%, 3/10/15, Series 1503	17,870,000,000KRW	17,120,363
4.00%, 9/10/15, Series 1509	14,000,000,000KRW	13,338,069
4.25%, 6/10/21, Series 2106	6,671,000,000KRW	6,747,681

Total South Korea		50,544,701

Thailand - 11.1%
Thailand Government Bond
5.25%, 7/13/13	366,800,000THB	12,131,662
5.25%, 5/12/14	350,000,000THB	11,796,813
3.13%, 12/11/15	194,699,000THB	6,385,283
4.13%, 11/18/16	179,780,000THB	6,101,279
2.80%, 10/10/17	445,465,000THB	14,314,856

Total Thailand		50,729,893

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $297,248,379)		298,888,729

SUPRANATIONAL BONDS - 12.2%

Australia - 4.1%
Asian Development Bank
5.50%, 2/15/16	6,540,000 AUD	7,292,206
International Finance Corp.
5.75%, 6/24/14	5,486,000 AUD	5,953,883
Nordic Investment Bank
6.00%, 4/06/15	4,900,000 AUD	5,424,402

Total Australia		18,670,491

China - 0.7%
Asian Development Bank
2.85%, 10/21/20	14,500,000 CNY	2,320,320
International Finance Corp.
1.80%, 1/27/16	5,000,000 CNY	784,445

Total China		3,104,765

India - 4.8%
European Bank for Reconstruction & Development
5.25%, 6/06/14	185,950,000 INR	3,414,829
Inter-American Development Bank
2.50%, 3/11/13	293,000,000 INR	5,303,033
4.75%, 1/10/14	719,800,000 INR	12,986,703

Total India		21,704,565

Indonesia - 1.4%
European Bank for Reconstruction & Development
6.75%, 2/19/13	61,130,000,000IDR	6,410,255

New Zealand - 1.2%
Inter-American Development Bank
6.25%, 6/22/16	1,360,000 NZD	1,232,723
International Bank for Reconstruction & Development
5.38%, 12/15/14	5,010,000 NZD	4,321,384

Total New Zealand		5,554,107

TOTAL SUPRANATIONAL BONDS (Cost: $59,768,699)		$55,444,183

REPURCHASE AGREEMENT - 10.6%

United States - 10.6%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/12, 0.23% due 12/3/12; Proceeds at maturity - $48,542,973 (fully collateralized by Fannie Mae, 3.00% - 5.00% due 11/01/26 - 9/01/33; Market value - $50,969,145) (Cost: $48,542,043)	$48,542,043	48,542,043

TOTAL INVESTMENTS IN SECURITIES - 94.9% (Cost: $434,273,531)(a)		432,374,505
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 5.1%		23,011,661

NET ASSETS - 100.0%		$455,386,166

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
CNY	-	Chinese yuan
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	South Korean won
MYR	-	Malaysian ringgit
NZD	-	New Zealand dollar
PHP	-	Philippines peso
SGD	-	Singapore dollar
THB	-	Thai baht

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

November 30, 2012

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 37.6%

Australia - 37.6%
Australian Capital Territory
5.50%, 6/07/18	550,000	AUD	$623,562
Export Development Canada
5.75%, 2/11/14	1,020,000	AUD	1,095,434
5.25%, 8/10/15	1,190,000	AUD	1,306,146
New South Wales Treasury Corp.
5.50%, 8/01/14, Series 14	690,000	AUD	749,830
6.00%, 4/01/15, Series 15	150,000	AUD	166,689
5.50%, 3/01/17, Series 17	790,000	AUD	899,727
6.00%, 2/01/18, Series 18	550,000	AUD	642,139
Northern Territory Treasury Corp.
5.75%, 7/14/14	500,000	AUD	543,135
6.25%, 10/20/15	500,000	AUD	563,592
Queensland Treasury Corp.
5.75%, 11/21/14, Series 14	100,000	AUD	109,687
6.00%, 10/21/15, Series 15	300,000	AUD	336,671
6.00%, 4/21/16, Series 16	900,000	AUD	1,017,491
6.00%, 9/14/17, Series 17	850,000	AUD	990,126
South Australian Government Financing Authority
5.75%, 4/20/15, Series 15	1,630,000	AUD	1,800,147
5.75%, 9/20/17, Series 17	575,000	AUD	654,773
Tasmanian Public Finance
5.50%, 6/23/14, Series 14	850,000	AUD	919,241
6.50%, 4/15/15, Series 15	1,280,000	AUD	1,433,083
Treasury Corp. of Victoria
5.75%, 11/15/16, Series 1116	1,000,000	AUD	1,140,353
5.50%, 11/15/18, Series 1118	1,100,000	AUD	1,271,336
Western Australian Treasury Corp.
5.50%, 4/23/14, Series 14	800,000	AUD	863,067
7.00%, 4/15/15, Series 15	705,000	AUD	800,773
6.00%, 10/16/23, Series 23	715,000	AUD	874,291

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $18,383,886)			18,801,293

FOREIGN GOVERNMENT OBLIGATIONS - 32.7%

Australia - 22.0%
Australian Government Bond
4.75%, 6/15/16, Series 130	700,000	AUD	782,547
4.25%, 7/21/17, Series 135	1,675,000	AUD	1,865,202
5.50%, 1/21/18, Series 132	1,600,000	AUD	1,887,166
5.25%, 3/15/19, Series 122	1,100,000	AUD	1,306,165
4.50%, 4/15/20, Series 126	1,425,000	AUD	1,640,612
5.75%, 5/15/21, Series 124	1,670,000	AUD	2,096,347
5.50%, 4/21/23, Series 133	1,135,000	AUD	1,428,121

Total Australia			11,006,160

New Zealand - 10.7%
New Zealand Government Bond
6.00%, 4/15/15, Series 415	670,000	NZD	594,427
6.00%, 12/15/17, Series 1217	1,730,000	NZD	1,629,745
5.00%, 3/15/19, Series 319	1,190,000	NZD	1,084,187
6.00%, 5/15/21, Series 521	915,000	NZD	896,398
5.50%, 4/15/23, Series 423	1,165,000	NZD	1,117,976

Total New Zealand			5,322,733

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $15,474,897)			16,328,893

SUPRANATIONAL BONDS - 27.8%

Australia - 26.8%
Asian Development Bank
5.25%, 5/13/14	650,000	AUD	698,756
6.00%, 1/20/15	600,000	AUD	662,961
5.50%, 2/15/16	200,000	AUD	223,003
6.00%, 2/22/18	710,000	AUD	828,490
Council of Europe Development Bank
5.75%, 9/16/14	550,000	AUD	595,027
5.63%, 12/14/15	200,000	AUD	219,879
European Investment Bank
5.38%, 5/20/14	840,000	AUD	900,363
6.13%, 1/23/17	240,000	AUD	272,077
Inter-American Development Bank
6.00%, 5/25/16	1,970,000	AUD	2,236,375
International Bank For Reconstruction & Development
5.50%, 10/21/14	810,000	AUD	882,007
International Finance Corp.
5.75%, 6/24/14	640,000	AUD	694,584
5.75%, 3/16/15	570,000	AUD	628,456
KFW
6.00%, 1/29/15	380,000	AUD	418,062
5.75%, 5/13/15	690,000	AUD	759,864
6.25%, 12/04/19	575,000	AUD	682,293
Landwirtschaftliche Rentenbank
6.00%, 7/15/14	220,000	AUD	239,227
5.75%, 7/15/15	250,000	AUD	275,075
6.50%, 4/12/17	150,000	AUD	173,808
Nordic Investment Bank
6.00%, 8/20/14	750,000	AUD	818,952
6.00%, 4/06/15	1,090,000	AUD	1,206,653

Total Australia			13,415,912

New Zealand - 1.0%
European Investment Bank
6.50%, 9/10/14	182,000	NZD	158,282
KFW
6.38%, 2/17/15	400,000	NZD	351,512

Total New Zealand			509,794

TOTAL SUPRANATIONAL BONDS (Cost: $13,652,022)			13,925,706

TOTAL INVESTMENTS IN SECURITIES - 98.1% (Cost: $47,510,805)(a)			49,055,892
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.9%			973,345

NET ASSETS - 100.0%			$50,029,237

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
NZD	-	New Zealand dollar

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2012

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 95.0%

Brazil - 25.1%
Braskem Finance Ltd.
5.75%, 4/15/21	$2,738,000	$2,909,125
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21	2,799,000	3,071,902
CSN Resources S.A.
6.50%, 7/21/20	1,599,000	1,782,885
Odebrecht Finance Ltd.
6.00%, 4/05/23	2,750,000	3,179,687
Oi SA, Private Placement
5.75%, 2/10/22(a)	2,786,000	2,890,475
Petrobras International Finance Co.
5.38%, 1/27/21	5,537,000	6,250,858
Vale Overseas Ltd.
4.38%, 1/11/22	3,724,000	3,940,588

Total Brazil		24,025,520

Colombia - 6.0%
Ecopetrol SA
7.63%, 7/23/19	2,125,000	2,735,937
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21	2,682,000	3,030,660

Total Colombia		5,766,597

Hong Kong - 7.5%
Hutchison Whampoa International 11 Ltd.
4.63%, 1/13/22	4,715,000	5,310,524
Noble Group Ltd.
6.75%, 1/29/20	1,803,000	1,881,881

Total Hong Kong		7,192,405

India - 3.2%
Vedanta Resources PLC
8.25%, 6/07/21	2,798,000	3,035,830

Indonesia - 3.4%
PT Pertamina (Persero)
5.25%, 5/23/21	2,890,000	3,225,962

Jamaica - 2.4%
Digicel Group Ltd., Private Placement
8.25%, 9/30/20(a)	2,140,000	2,279,774

Kazakhstan - 3.5%
KazMunayGas National Co.
6.38%, 4/09/21	2,767,000	3,386,116

Mexico - 12.0%
Cemex Finance LLC
9.50%, 12/14/16	2,332,000	2,512,730
Grupo Bimbo SAB de CV
4.50%, 1/25/22	2,128,000	2,342,364
Petroleos Mexicanos
5.50%, 1/21/21	5,589,000	6,567,075

Total Mexico		11,422,169

Peru - 1.9%
Volcan Compania Minera S.A.A., Private Placement
5.38%, 2/02/22(a)	1,686,000	1,833,525

Qatar - 3.5%
Qtel International Finance Ltd.
4.75%, 2/16/21(b)	3,006,000	3,377,992

Russia - 17.6%
Evraz Group SA
6.75%, 4/27/18	2,876,000	2,883,190
Gazprom OAO Via GAZ Capital S.A.
4.95%, 5/23/16	2,611,000	2,800,298
LUKOIL International Finance B.V.
6.13%, 11/09/20	2,698,000	3,075,720
Severstal OAO Via Steel Capital S.A.
6.70%, 10/25/17(b)	1,602,000	1,706,130
TNK-BP Finance S.A.
7.25%, 2/02/20(b)	2,338,000	2,858,205
VimpelCom Holdings B.V.
7.50%, 3/01/22(b)	3,182,000	3,472,358

Total Russia		16,795,901

South Korea - 6.4%
POSCO
5.25%, 4/14/21	2,679,000	3,105,899
Shinhan Bank, Private Placement
4.38%, 7/27/17(a)	2,727,000	3,017,289

Total South Korea		6,123,188

Venezuela - 2.5%
Petroleos de Venezuela S.A.
8.50%, 11/02/17	2,468,200	2,341,705

TOTAL FOREIGN CORPORATE BONDS (Cost: $87,098,079)		90,806,684

FOREIGN GOVERNMENT AGENCIES - 3.3%

United Arab Emirates - 3.3%
MDC-Gmtn B.V. 5.50%, 4/20/21(b) (Cost: $2,899,990)	2,656,000	3,140,720

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.1%

United States - 10.1%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $9,696,524)(d)	9,696,524	9,696,524

TOTAL INVESTMENTS IN SECURITIES - 108.4% (Cost: $99,694,593)(e)		103,643,928
Liabilities in Excess of Cash and Other Assets - (8.4)%		(8,024,325)

NET ASSETS - 100.0%		$95,619,603

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2012.
(c)	Rate shown represents annualized 7-day yield as of November 30, 2012.
(d)	At November 30, 2012, the total market value of the Fund’s securities on loan was $9,584,640 and the total market value of the collateral held by the Fund was $9,696,524.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2012

Investments	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS - 81.9%

Brazil - 6.8%
Federal Republic of Brazil
12.50%, 1/05/16(a)	35,716,000	BRL	$21,170,371
12.50%, 1/05/22(a)	43,665,000	BRL	30,791,282
10.25%, 1/10/28(a)	65,859,000	BRL	40,185,550
Nota do Tesouro Nacional
9.51%, 7/01/16, Series LTN(b)	1,520,000	BRL	536,480
10.00%, 1/01/21	7,440,000	BRL	3,670,899

Total Brazil			96,354,582

Chile - 3.3%
Republic of Chile
5.50%, 8/05/20	20,224,000,000	CLP	46,336,240

China - 3.3%
China Government Bond
1.00%, 12/01/13	43,000,000	CNY	6,817,984
3.30%, 10/27/14	24,870,000	CNY	4,062,835
1.80%, 12/01/15	109,000,000	CNY	17,181,480
2.48%, 12/01/20	59,000,000	CNY	9,127,767
2.36%, 8/18/21	44,500,000	CNY	6,765,762
3.10%, 6/29/22	20,000,000	CNY	3,204,686

Total China			47,160,514

Colombia - 3.2%
Republic of Colombia
12.00%, 10/22/15	27,053,000,000	COP	18,306,709
7.75%, 4/14/21	37,716,000,000	COP	26,554,459

Total Colombia			44,861,168

Indonesia - 10.1%
Indonesia Government
11.00%, 10/15/14, Series FR26	75,811,000,000	IDR	8,787,106
9.50%, 6/15/15, Series FR27	148,891,000,000	IDR	17,246,803
10.75%, 5/15/16, Series FR30	49,065,000,000	IDR	6,056,770
7.38%, 9/15/16, Series FR55	143,000,000,000	IDR	16,236,891
10.00%, 7/15/17, Series FR28	50,000,000,000	IDR	6,297,915
11.00%, 11/15/20, Series FR31	112,750,000,000	IDR	16,089,537
8.25%, 7/15/21, Series FR53	103,330,000,000	IDR	12,960,804
7.00%, 5/15/22, Series FR61	74,674,000,000	IDR	8,724,369
8.38%, 9/15/26, Series FR56	196,988,000,000	IDR	25,385,508
8.25%, 6/15/32, Series FR58	195,041,000,000	IDR	24,965,492

Total Indonesia			142,751,195

Malaysia - 10.2%
Malaysian Government
3.43%, 8/15/14, Series 0211	72,403,000	MYR	23,957,884
3.84%, 8/12/15, Series 0110	74,363,000	MYR	24,917,177
3.81%, 2/15/17, Series 0207	41,190,000	MYR	13,869,461
4.01%, 9/15/17, Series 0210	90,070,000	MYR	30,618,615
4.38%, 11/29/19, Series 0902	98,452,000	MYR	34,294,623
4.39%, 4/15/26, Series 0311	44,200,000	MYR	15,685,398

Total Malaysia			143,343,158

Mexico - 6.9%
Mexican Bonos Desarr
9.50%, 12/18/14, Series MI10	205,979,000	MXN	17,389,041
7.75%, 12/14/17, Series M10	223,887,000	MXN	19,364,856
8.50%, 12/13/18, Series M10	243,144,000	MXN	22,016,905
6.50%, 6/10/21, Series M	208,498,000	MXN	17,448,397
8.50%, 11/18/38, Series M 30	209,582,000	MXN	20,150,549

Total Mexico			96,369,748

Peru - 3.4%
Republic of Peru
9.91%, 5/05/15	5,430,000	PEN	2,442,501
8.60%, 8/12/17	11,590,000	PEN	5,533,479
7.84%, 8/12/20	36,950,000	PEN	17,813,006
8.20%, 8/12/26	15,090,000	PEN	8,103,239
6.95%, 8/12/31	17,730,000	PEN	8,534,301
6.90%, 8/12/37	12,000,000	PEN	5,824,521

Total Peru			48,251,047

Philippines - 3.5%
Republic of Philippines
7.88%, 2/19/19, Series 1048	260,400,000	PHP	7,776,605
4.95%, 1/15/21	1,133,000,000	PHP	30,412,336
6.25%, 1/14/36	10,000,000	PHP	292,247
7.63%, 9/29/36, Series 25-9	342,770,000	PHP	10,523,735

Total Philippines			49,004,923

Poland - 7.1%
Poland Government Bond
5.75%, 4/25/14, Series 0414	85,600,000	PLN	27,910,747
5.50%, 10/25/19, Series 1019(a)	75,258,000	PLN	26,420,339
5.25%, 10/25/20, Series 1020	63,769,000	PLN	22,175,129
5.75%, 9/23/22, Series 0922	64,128,000	PLN	23,270,250

Total Poland			99,776,465

Russia - 4.0%
Russian Foreign Bond
7.85%, 3/10/18(a)	1,585,000,000	RUB	55,668,230

South Africa - 4.6%
Republic of South Africa
8.25%, 9/15/17, Series R203	129,490,000	ZAR	15,965,340
7.25%, 1/15/20, Series R207	152,612,000	ZAR	17,931,562
10.50%, 12/21/26, Series R186	184,850,000	ZAR	26,074,737
6.25%, 3/31/36, Series R209	48,373,600	ZAR	4,273,901

Total South Africa			64,245,540

South Korea - 4.7%
Korea Treasury Bond
4.50%, 3/10/15, Series 1503	25,982,260,000	KRW	24,892,318
2.75%, 9/10/17, Series 1709	17,000,000,000	KRW	15,634,866
5.00%, 6/10/20, Series 2006	24,389,220,000	KRW	25,629,684

Total South Korea			66,156,868

Thailand - 6.1%
Thailand Government Bond
5.25%, 5/12/14	407,400,000	THB	13,731,491
3.13%, 12/11/15	362,880,000	THB	11,900,891
4.13%, 11/18/16	421,430,000	THB	14,302,269
2.80%, 10/10/17	432,780,000	THB	13,907,228
5.13%, 3/13/18	647,785,000	THB	23,112,099
3.65%, 12/17/21	263,810,000	THB	8,709,469

Total Thailand			85,663,447

Turkey - 4.7%
Turkey Government Bond
10.00%, 6/17/15	35,772,000	TRY	21,942,510
9.00%, 1/27/16	30,491,000	TRY	18,481,205
10.50%, 1/15/20	37,572,000	TRY	25,444,908

Total Turkey			65,868,623

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,152,629,537)			1,151,811,748

SUPRANATIONAL BONDS - 11.8%

Brazil - 2.9%
Asian Development Bank
9.25%, 4/30/13	14,180,000	BRL	6,857,927
Inter-American Development Bank
9.50%, 1/06/14	5,980,000	BRL	2,978,085
International Finance Corp.
9.25%, 9/16/13	12,965,000	BRL	6,368,103
8.25%, 1/15/14	8,210,000	BRL	4,041,127
5.00%, 12/21/15, Series GMTN	38,200,000	BRL	17,967,410
Nordic Investment Bank
10.00%, 5/14/13	4,085,000	BRL	1,983,395

Total Brazil			40,196,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2012

Investments	Principal Amount		Value
Chile - 0.1%
International Bank for Reconstruction & Development
3.25%, 1/24/13	758,000,000	CLP	$1,571,408

Mexico - 3.2%
Inter-American Development Bank
8.00%, 1/26/16	21,632,000	MXN	1,859,717
7.50%, 12/05/24	167,197,000	MXN	14,691,045
International Bank for Reconstruction & Development
6.50%, 9/11/13	166,935,000	MXN	13,234,035
7.50%, 3/05/20	48,295,000	MXN	4,370,221
International Finance Corp.
6.00%, 1/28/16	128,810,000	MXN	10,604,370

Total Mexico			44,759,388

Russia - 2.9%
European Bank for Reconstruction & Development
6.50%, 2/09/15	59,610,000	RUB	1,965,098
6.75%, 5/12/17	236,850,000	RUB	7,908,344
European Investment Bank
6.25%, 3/11/13	185,550,000	RUB	6,003,924
6.50%, 12/15/15	88,150,000	RUB	2,921,201
6.50%, 9/30/16	212,800,000	RUB	7,033,044
6.75%, 6/13/17	115,470,000	RUB	3,836,919
International Bank for Reconstruction & Development
4.88%, 9/16/13	41,650,000	RUB	1,338,270
6.25%, 12/11/13	262,550,000	RUB	8,571,969
5.25%, 11/24/14	41,550,000	RUB	1,339,492

Total Russia			40,918,261

South Africa - 1.7%
European Bank for Reconstruction & Development
8.00%, 2/18/13	51,060,000	ZAR	5,784,085
European Investment Bank
8.00%, 10/21/13	38,630,000	ZAR	4,459,484
8.50%, 11/04/14	77,155,000	ZAR	9,196,950
International Bank for Reconstruction & Development
8.75%, 3/01/17	30,680,000	ZAR	3,886,698
International Finance Corp.
7.38%, 3/04/15	11,490,000	ZAR	1,361,666

Total South Africa			24,688,883

Turkey - 1.0%
European Investment Bank
10.00%, 9/10/13	2,325,000	TRY	1,354,032
9.63%, 4/01/15	13,935,000	TRY	8,553,138
14.00%, 7/05/16	5,210,000	TRY	3,709,822

Total Turkey			13,616,992

TOTAL SUPRANATIONAL BONDS (Cost: $180,287,387)			165,750,979

REPURCHASE AGREEMENT - 2.6%

United States - 2.6%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/12, 0.23% due 12/3/12; Proceeds at maturity - $36,066,762 (fully collateralized by Freddie Mac, 3.00% - 4.50% due 11/01/26 - 10/01/40; Market value - $37,869,374) (Cost: $36,066,070)	$36,066,070		36,066,070

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

United States - 2.5%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $35,657,840)(d)	35,657,840		35,657,840

TOTAL INVESTMENTS IN SECURITIES - 98.8% (Cost: $1,404,640,834)(e)			1,389,286,637
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.2%			16,467,425

NET ASSETS - 100.0%			$1,405,754,062

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
IDR	-	Indonesian rupiah
KRW	-	South Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian nuevo sol
PHP	-	Philippines peso
PLN	-	Polish zloty
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish new lira
ZAR	-	South African rand

(a)	Security, or portion thereof, was on loan at November 30, 2012.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.
(c)	Rate shown represents annualized 7-day yield as of November 30, 2012.
(d)	At November 30, 2012, the total market value of the Fund’s securities on loan was $33,559,761 and the total market value of the collateral held by the Fund was $35,657,840.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Euro Debt Fund (EU)

November 30, 2012

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 4.8%

Luxembourg - 4.8%
European Financial Stability Facility
2.75%, 7/18/16	105,000	EUR	$147,095
3.38%, 7/05/21	45,000	EUR	65,921

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $208,535)			213,016

FOREIGN GOVERNMENT OBLIGATIONS - 64.6%

Austria - 4.9%
Republic of Austria
3.50%, 7/15/15	40,000	EUR	56,616
4.65%, 1/15/18, Series 2	45,000	EUR	70,045
3.90%, 7/15/20	60,000	EUR	92,465

Total Austria			219,126

Belgium - 9.4%
Belgium Kingdom
3.50%, 6/28/17, Series 63	50,000	EUR	72,780
3.75%, 9/28/20, Series 58	90,000	EUR	134,377
European Union
3.38%, 5/10/19	145,000	EUR	215,592

Total Belgium			422,749

Denmark - 4.2%
Kingdom of Denmark
1.75%, 10/05/15	70,000	EUR	95,125
2.75%, 3/16/16	65,000	EUR	91,467

Total Denmark			186,592

Finland - 3.8%
Finnish Government Bond
3.50%, 4/15/21	70,000	EUR	106,078
4.00%, 7/04/25	40,000	EUR	63,938

Total Finland			170,016

France - 12.7%
France Government Bond OAT
4.00%, 4/25/18	65,000	EUR	98,205
4.25%, 4/25/19	150,000	EUR	231,745
3.50%, 4/25/20	160,000	EUR	237,920

Total France			567,870

Germany - 10.6%
Bundesrepublik Deutschland
3.25%, 7/04/21	90,000	EUR	137,220
4.75%, 7/04/28, Series 98	190,000	EUR	339,470

Total Germany			476,690

Luxembourg - 4.4%
Luxembourg Government Bond
3.75%, 12/04/13	35,000	EUR	47,168
3.38%, 5/18/20	100,000	EUR	149,946

Total Luxembourg			197,114

Netherlands - 9.8%
Netherlands Government Bond
4.50%, 7/15/17	70,000	EUR	107,371
4.00%, 7/15/18	60,000	EUR	91,618
3.50%, 7/15/20	55,000	EUR	83,243
5.50%, 1/15/28	85,000	EUR	158,066

Total Netherlands			440,298

Sweden - 4.8%
Kingdom of Sweden
0.88%, 9/02/13	20,000	EUR	26,174
3.13%, 5/07/14	70,000	EUR	95,021
0.63%, 2/20/15	70,000	EUR	92,101

Total Sweden			213,296

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,817,194)			$2,893,751

SUPRANATIONAL BONDS - 28.9%

Finland - 4.7%
Nordic Investment Bank
3.00%, 4/08/14	155,000	EUR	209,782

France - 4.9%
Council of Europe Development Bank
3.00%, 7/13/20	155,000	EUR	222,044

Germany - 9.7%
KFW
4.13%, 7/04/17	110,000	EUR	166,051
5.50%, 1/22/18, Series 213	45,000	EUR	72,254
Landwirtschaftliche Rentenbank
3.75%, 2/11/16	135,000	EUR	194,680

Total Germany			432,985

Luxembourg - 9.6%
European Investment Bank
3.63%, 10/15/13	80,000	EUR	107,319
2.88%, 7/15/16	75,000	EUR	106,051
International Bank for Reconstruction & Development
3.88%, 5/20/19, Series GDIF	142,000	EUR	218,245

Total Luxembourg			431,615

TOTAL SUPRANATIONAL BONDS (Cost: $1,295,702)			1,296,426

TOTAL INVESTMENTS IN SECURITIES - 98.3% (Cost: $4,321,431)(a)			4,403,193

Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.7%			76,631

NET ASSETS - 100.0%			$4,479,824

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR	–	Euro

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

November 30, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 50.7%

Treasury Bills - 29.0%
U.S. Treasury Bills
0.14%, 12/20/12*(a)	$410,000	$409,969
0.10%, 12/27/12*	1,000,000	999,925

Total Treasury Bills		1,409,894

Treasury Bond - 6.2%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	180,000	301,648

Treasury Notes - 15.5%
U.S. Treasury Inflation Indexed Notes
2.13%, 1/15/19	120,000	158,076
1.38%, 1/15/20	230,000	293,831
1.13%, 1/15/21	240,000	300,674

Total Treasury Notes		752,581

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,338,163)		2,464,123

FOREIGN GOVERNMENT OBLIGATIONS - 36.1%

Australia - 4.3%
Australian Index Linked Bond
4.00%, 8/20/20, Series 20CI	102,000 AUD	206,708

Canada - 4.6%
Canadian Government Real Return Index Linked Bond
4.25%, 12/01/26, Series VS05	76,409 CAD	124,808
3.00%, 12/01/36	59,234 CAD	98,581

Total Canada		223,389

France - 4.4%
France Government Index Linked Bond
1.60%, 7/25/15, Series OATe	55,000 EUR	91,149
2.10%, 7/25/23, Series OATi	70,000 EUR	120,202

Total France		211,351

Mexico - 4.9%
Mexican Udibonos
4.00%, 6/13/19	1,263,794 MXN	114,636
4.50%, 12/04/25	1,215,186 MXN	125,119

Total Mexico		239,755

South Africa - 4.6%
Republic of South Africa Index Linked Bond
2.50%, 1/31/17, Series R211	843,927 ZAR	105,512
5.50%, 12/07/23, Series R197	725,944 ZAR	119,127

Total South Africa		224,639

Sweden - 4.4%
Swedish Government Index Linked Bond
4.00%, 12/01/20, Series 3102	840,000 SEK	213,441

Turkey - 4.2%
Turkey Government Index Linked Bond
4.50%, 2/11/15	127,979 TRY	79,505
4.00%, 4/01/20	189,824 TRY	126,748

Total Turkey		206,253

United Kingdom - 4.7%
U.K. Treasury Index Linked Gilt
1.25%, 11/22/27	50,000 GBP	125,283
1.25%, 11/22/32	45,000 GBP	102,983

Total United Kingdom		228,266

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,685,018)		1,753,802

SUPRANATIONAL BOND - 4.0%

Brazil - 4.0%
Morgan Stanley, Inflation Linked, Private Placement 5.40%, 5/15/15(b) (Cost: $220,992)	350,000 BRL	193,405

TOTAL INVESTMENTS IN SECURITIES - 90.8% (Cost: $4,244,173)(c)		4,411,330
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 9.2%		449,516

NET ASSETS - 100.0%		$4,860,846

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	Euro dollar
GBP	-	British pound
MXN	-	Mexican peso
SEK	-	Swedish krona
TRY	-	Turkish new lira
ZAR	-	South African rand

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

November 30, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 87.1%

Treasury Bills - 87.1%
U.S. Treasury Bills
0.12%, 12/13/12*	$5,000,000	$4,999,792
0.10%, 12/20/12*(a)	2,430,000	2,429,869
0.10%, 12/27/12*	104,100,000	104,092,332

TOTAL INVESTMENTS IN SECURITIES - 87.1% (Cost: $111,522,164)(b)		111,521,993
Cash and Other Assets in Excess of Liabilities - 12.9%		16,526,823

NET ASSETS - 100.0%		$128,048,816

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of November 30, 2012, the Trust offered 49 investment funds (each a “Fund”, collectively the “Funds”). These notes relate only to Funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”)	May 14, 2008
WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”)	May 14, 2008
WisdomTree Dreyfus Commodity Currency Fund (“Commodity Currency Fund”)	September 24, 2010
WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”)	May 6, 2009
WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”)	May 14, 2008
WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”)	May 21, 2008
WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”)	June 25, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Euro Debt Fund (“Euro Debt Fund”)	May 14, 2008
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

Consolidation of Subsidiaries

The schedule of investments of the Managed Futures Strategy Fund and Global Real Return Fund each includes the investments of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary,” together, the “Subsidiaries”). For the Managed Futures Strategy Fund and Global Real Return Fund, the accompanying schedule of investments reflect the investments of each Fund on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Fund’s investment in its Subsidiary may not exceed 25% of the Fund’s total assets at the end of each fiscal quarter.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds.

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities generally are valued at current market quotations or mean prices obtained from dealers or independent pricing services. Dealers or independent pricing services, in determining the value of securities may consider such factors as recent transactions, indications from dealers, yields and prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts generally are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. Futures contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from third party vendors or quotations from market makers to the extent available.

Notes to Schedule of Investments (unaudited)(continued)

Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. In addition, securities may be valued using fair value pricing and may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at such money market fund’s NAV per share.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial

Notes to Schedule of Investments (unaudited)(continued)

derivative instruments, such as forward foreign currency contracts or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, the Valuation Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

Also, when observable inputs become available, the Valuation Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2012 in valuing each Fund’s assets:

Brazilian Real Fund	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreement	$—	$5,253,688	$—
U.S. Government Obligations	—	54,445,693	—

Total	—	59,699,381	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	235,504	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,148,363)	—

Total - Net	$—	$57,786,522	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreement	$—	$34,776,200	$—
Time Deposits	—	53,160,172	—
U.S. Government Obligations	—	149,104,930	—

Total	—	237,041,302	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	6,959,992	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,179,815)	—

Total - Net	$—	$240,821,479	$—

Notes to Schedule of Investments (unaudited)(continued)

Commodity Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreement	$—	$1,249,979	$—
U.S. Government Obligations	—	21,748,262	—

Total	—	22,998,241	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	486,886	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(420,184)	—

Total - Net	$—	$23,064,943	$—

Emerging Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreement	$—	$47,056,813	$—
U.S. Government Obligations	—	229,280,322	—

Total	—	276,337,135	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,966,326	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,211,800)	—

Total - Net	$—	$278,091,661	$—

Indian Rupee Fund	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreement	$—	$3,500,804	$—
U.S. Government Obligations	—	11,246,092	—

Total	—	14,746,896	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(120,514)	—

Total - Net	$—	$14,626,382	$—

Japanese Yen Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$1,576,106	$—

Total	$—	$1,576,106	$—

South African Rand Fund	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreement	$—	$813,017	$—
U.S. Government Obligations	—	3,649,941	—

Total	—	4,462,958	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(74,819)	—

Total - Net	$—	$4,388,139	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Agencies	$—	$29,499,550	$—
Foreign Government Obligations	—	298,888,729	—
Repurchase Agreement	—	48,542,043	—
Supranational Bonds	—	55,444,183	—

Total	—	432,374,505	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	746,853	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,763)	—

Total - Net	$—	$433,119,595	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Agencies	$—	$18,801,293	$—
Foreign Government Obligations	—	16,328,893	—
Supranational Bonds	—	13,925,706	—

Total	—	49,055,892	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	169	—

Total - Net	$—	$49,056,061	$—

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Corporate Bonds	$—	$90,806,684	$—
Foreign Government Agencies	—	3,140,720	—
Money Market Fund	—	9,696,524	—

Total	$—	$103,643,928	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$1,151,811,748	$—
Money Market Funds	—	35,657,840	—
Repurchase Agreement	—	36,066,070	—
Supranational Bonds	—	165,750,979	—

Total	—	1,389,286,637	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,002,080	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(9,191)	—

Total - Net	$—	$1,391,279,526	$—

Euro Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Agencies	$—	$213,016	$—
Foreign Government Obligations	—	2,893,751	—
Supranational Bonds	—	1,296,426	—

Total	$—	$4,403,193	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$1,753,802	$—
Supranational Bond	—	193,405	—
U.S. Government Obligations	—	2,464,123	—

Total	—	4,411,330	—

Unrealized Appreciation on Swap Contracts	—	5,863	—
Unrealized Depreciation on Swap Contracts	—	(15,379)	—
Unrealized Depreciation on Futures Contracts	(154)	—	—

Total - Net	$(154)	$4,401,814	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Obligations	$—	$111,521,993	$—

Total	—	111,521,993	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,242,369	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(951,172)	—
Unrealized Depreciation on Swap Contracts	—	(819,289)	—
Unrealized Appreciation on Futures Contracts	331,771	—	—
Unrealized Depreciation on Futures Contracts	(123,909)	—	—

Total - Net	$207,862	$110,993,901	$—

No transfers between Level 1 and Level 2 fair value measurements occurred during the period ended November 30, 2012.

There were no Level 3 securities for the period ended November 30, 2012.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, swaps contracts and futures contracts during the period ended November 30, 2012 which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent

Notes to Schedule of Investments (unaudited)(continued)

features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivative agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund as reflected in each respective derivative footnote.

As of November 30, 2012, the following Funds posted securities and/or cash as collateral for derivative agreements as follows:

Fund	Value of Collateral Posted
Brazilian Real Fund	$560,000
Chinese Yuan Fund	570,000
Global Real Return Fund (consolidated)	120,000
Managed Futures Strategy Fund (consolidated)	6,539,869

During the three months ended November 30, 2012, the volume of derivative activity was as follows:

	Average Notional			Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)
Brazilian Real Fund
Foreign exchange contracts	$92,780,334	$31,907,076	—	—	—
Chinese Yuan Fund
Foreign exchange contracts	352,261,894	143,315,155	—	—	—
Commodity Currency Fund
Foreign exchange contracts	32,680,262	7,922,541	—	—	—
Emerging Currency Fund
Foreign exchange contracts	368,076,793	92,179,826	—	—	—
Indian Rupee Fund
Foreign exchange contracts	21,115,403	4,822,002	—	—	—
South African Rand Fund
Foreign exchange contracts	1,186,651	—	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	63,454,379	—	—	—	—
Australia & New Zealand Debt Fund
Foreign exchange contracts	552,983	—	—	—	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	61,203,609	607,136	—	—	—
Global Real Return Fund (consolidated)
Interest rate contracts	—	—	$220,000	—	—
Commodity contracts	—	—	1,221,361	$172,333	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	46,049,637	12,858,634	$8,033,572
Foreign exchange contracts	30,141,466	29,848,728	—	27,020,360	6,010,259
Interest rate contracts	—	—	—	13,085,328	8,487,484

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums and discounts is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

Notes to Schedule of Investments (unaudited)(continued)

The following Forward Contracts were open at November 30, 2012:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund	12/4/2012	BRL	31,463,965	USD	15,043,732	$117,752
	12/4/2012	BRL	31,463,965	USD	15,043,732	117,752
	12/4/2012	USD	15,396,342	BRL	31,463,965	(470,363)
	12/4/2012	USD	15,388,812	BRL	31,463,965	(462,832)
	1/3/2013	USD	14,932,359	BRL	30,563,553	(491,661)
	1/3/2013	USD	14,932,359	BRL	30,563,553	(491,661)
	2/4/2013	USD	15,048,588	BRL	31,741,987	(116,101)
	2/4/2013	USD	15,048,232	BRL	31,741,988	(115,745)

						$(1,912,859)

Chinese Yuan Fund	12/10/2012	CNY	49,636,517	USD	7,788,200	$(120,856)
	12/10/2012	CNY	16,278,465	USD	2,585,936	(7,866)
	12/10/2012	USD	27,927,531	CNY	176,948,835	267,401
	1/11/2013	CNH	16,172,576	USD	2,545,660	(53,898)
	1/11/2013	CNH	16,145,223	USD	2,545,160	(50,001)
	1/11/2013	CNH	16,135,718	USD	2,542,660	(50,973)
	1/11/2013	CNH	16,135,718	USD	2,542,660	(50,973)
	1/11/2013	CNH	16,130,255	USD	2,541,398	(51,357)
	1/11/2013	CNH	16,125,140	USD	2,542,395	(49,538)
	1/11/2013	CNH	32,345,601	USD	5,098,613	(100,574)
	1/11/2013	CNH	32,293,777	USD	5,081,233	(109,624)
	1/11/2013	CNH	16,137,469	USD	2,532,957	(60,957)
	1/11/2013	CNH	32,309,818	USD	5,077,765	(115,670)
	1/11/2013	CNH	16,097,607	USD	2,529,877	(57,630)
	1/11/2013	CNH	16,100,991	USD	2,532,200	(55,851)
	1/11/2013	CNH	16,130,441	USD	2,528,282	(64,502)
	1/11/2013	CNH	16,132,114	USD	2,528,545	(64,509)
	1/11/2013	CNH	16,116,764	USD	2,524,832	(65,754)
	1/11/2013	CNH	16,138,326	USD	2,510,239	(83,813)
	1/11/2013	CNH	16,116,937	USD	2,507,887	(82,727)
	1/11/2013	CNH	32,256,454	USD	5,054,286	(130,572)
	1/11/2013	CNH	16,110,186	USD	2,510,939	(78,590)
	1/11/2013	CNH	16,097,267	USD	2,511,274	(76,178)
	1/11/2013	CNH	16,138,285	USD	2,519,403	(74,643)
	1/11/2013	CNH	16,131,717	USD	2,509,797	(83,193)
	1/11/2013	CNH	16,140,408	USD	2,511,539	(82,847)
	1/11/2013	CNH	16,120,497	USD	2,505,517	(85,669)
	1/11/2013	CNH	109,035,486	USD	16,947,452	(578,760)
	1/11/2013	CNH	16,120,497	USD	2,505,517	(85,669)
	1/11/2013	CNH	16,088,257	USD	2,499,923	(86,081)
	1/11/2013	CNH	16,090,944	USD	2,505,207	(81,229)
	1/11/2013	CNH	16,107,277	USD	2,508,140	(80,921)
	1/11/2013	CNH	16,092,776	USD	2,512,729	(74,001)
	1/11/2013	CNH	16,078,150	USD	2,522,458	(61,921)
	1/11/2013	CNH	16,078,150	USD	2,522,458	(61,921)
	1/11/2013	CNH	32,069,878	USD	5,058,340	(96,527)
	1/11/2013	CNH	82,500,000	USD	13,215,859	(45,077)
	1/11/2013	CNH	15,980,457	USD	2,549,734	(18,943)
	1/11/2013	USD	155,101,143	CNH	990,475,901	4,106,580
	1/11/2013	USD	16,217,624	CNH	104,206,342	532,359
	1/11/2013	USD	27,038,613	CNH	173,709,568	883,222
	3/18/2013	USD	27,689,221	CNY	175,793,325	299,678
	10/15/2013	USD	68,773,362	CNY	439,633,716	870,752

						$3,780,177

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Commodity Currency Fund	12/4/2012	AUD	254,194	USD	264,633	$(555)
	12/4/2012	AUD	2,774,231	USD	2,900,875	6,658
	12/4/2012	BRL	538,397	USD	261,612	6,205
	12/4/2012	BRL	5,921,134	USD	2,829,018	20,131
	12/4/2012	CAD	262,286	USD	262,083	(1,959)
	12/4/2012	CAD	2,857,443	USD	2,875,704	(868)
	12/4/2012	CLP	127,893,351	USD	265,146	(827)
	12/4/2012	CLP	1,416,593,876	USD	2,942,043	(3,977)
	12/4/2012	NOK	1,567,667	USD	272,753	(4,051)
	12/4/2012	NOK	17,252,701	USD	3,031,523	(14,800)
	12/4/2012	NZD	327,242	USD	267,151	(1,400)
	12/4/2012	NZD	3,587,921	USD	2,949,092	4,664
	12/4/2012	RUB	8,448,722	USD	266,018	(7,282)
	12/4/2012	RUB	93,744,017	USD	3,006,543	(25,894)
	12/4/2012	USD	3,150,243	AUD	3,028,425	9,161
	12/4/2012	USD	3,151,173	ZAR	26,261,087	(194,476)
	12/4/2012	USD	3,155,234	CLP	1,544,487,227	56,759
	12/4/2012	USD	3,158,284	NZD	3,915,163	54,696
	12/4/2012	USD	3,158,643	CAD	3,119,729	(18,029)
	12/4/2012	USD	3,166,411	RUB	102,192,739	139,327
	12/4/2012	USD	3,168,922	BRL	6,459,531	(104,629)
	12/4/2012	USD	3,191,110	NOK	18,820,368	132,018
	12/4/2012	ZAR	2,154,755	USD	245,597	2,997
	12/4/2012	ZAR	24,106,332	USD	2,723,341	9,245
	1/3/2013	USD	2,901,845	BRL	6,097,211	(21,028)
	3/4/2013	USD	2,891,028	NOK	16,508,998	14,197
	3/4/2013	USD	2,894,893	CLP	1,410,681,459	5,058
	3/4/2013	USD	2,897,435	RUB	91,634,266	24,786
	3/4/2013	USD	2,905,465	CAD	2,892,637	984
	3/4/2013	USD	2,908,158	NZD	3,558,947	(4,448)
	3/4/2013	USD	2,912,826	AUD	2,805,677	(6,256)
	3/4/2013	USD	2,915,987	ZAR	26,153,341	(9,705)

						$66,702

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Currency Fund	12/4/2012	BRL	282,350	USD	138,353	$4,410
	12/4/2012	BRL	37,786,215	USD	18,053,614	128,465
	12/4/2012	USD	18,675,709	BRL	38,068,565	(616,617)
	1/3/2013	USD	18,060,987	BRL	37,948,843	(130,879)
	2/4/2013	CLP	67,185,224	USD	138,441	(186)
	2/4/2013	CNH	873,835	USD	138,958	(1,309)
	2/4/2013	COP	255,473,239	USD	139,412	(456)
	2/4/2013	IDR	1,349,622,393	USD	138,779	(1,602)
	2/4/2013	INR	7,537,798	USD	136,579	(248)
	2/4/2013	KRW	152,733,874	USD	140,059	(571)
	2/4/2013	MYR	424,330	USD	138,173	(888)
	2/4/2013	PHP	5,725,582	USD	139,173	(1,331)
	2/4/2013	PLN	445,659	USD	135,880	(4,167)
	2/4/2013	RUB	4,436,085	USD	138,714	(3,363)
	2/4/2013	THB	4,290,442	USD	139,119	(203)
	2/4/2013	TRY	252,162	USD	139,748	(377)
	2/4/2013	USD	18,685,450	CLP	9,114,201,731	120,290
	2/4/2013	USD	18,670,641	CNH	117,606,370	207,392
	2/4/2013	USD	18,644,929	COP	34,502,440,560	244,734
	2/4/2013	USD	18,661,509	IDR	181,949,710,308	263,986
	2/4/2013	USD	5,793,658	INR	316,507,556	(48,377)
	2/4/2013	USD	6,166,314	INR	336,927,409	(50,369)
	2/4/2013	USD	6,724,427	INR	367,557,183	(52,487)
	2/4/2013	USD	18,709,108	KRW	20,592,179,336	251,074
	2/4/2013	USD	18,705,467	MYR	57,263,045	60,688
	2/4/2013	USD	18,707,623	PHP	771,408,833	222,510
	2/4/2013	USD	18,638,042	PLN	60,487,900	370,041
	2/4/2013	USD	18,652,126	RUB	596,924,004	465,936
	2/4/2013	USD	18,703,690	THB	577,289,399	42,515
	2/4/2013	USD	18,695,322	TRY	34,120,832	265,436
	2/4/2013	USD	18,598,906	ZAR	164,055,372	(296,509)
	2/4/2013	ZAR	1,220,506	USD	139,276	3,113
	2/5/2013	MXN	1,807,169	USD	137,181	(1,861)
	2/5/2013	USD	18,573,127	MXN	245,505,169	315,736

						$1,754,526

Indian Rupee Fund	2/4/2013	USD	4,616,826	INR	252,217,224	$(38,550)
	2/4/2013	USD	5,358,533	INR	292,897,437	(41,826)
	2/4/2013	USD	4,913,787	INR	268,489,310	(40,138)

						$(120,514)

South African Rand Fund	12/6/2012	USD	1,489,604	ZAR	13,014,667	$(24,702)
	12/6/2012	USD	1,489,604	ZAR	13,014,668	(24,702)
	12/6/2012	USD	1,534,708	ZAR	13,409,051	(25,415)

						$(74,819)

Asia Local Debt Fund	12/3/2012	USD	584,394	AUD	559,016	$(1,201)
	12/3/2012	USD	309,293	CNH	1,924,578	423
	12/3/2012	USD	297,033	HKD	2,302,026	1
	12/3/2012	USD	585,155	IDR	5,642,645,658	3,019
	12/3/2012	USD	299,016	INR	16,616,300	6,459
	12/3/2012	USD	584,024	MYR	1,781,858	2,161
	12/3/2012	USD	299,463	NZD	364,404	(415)
	12/3/2012	USD	300,495	PHP	12,281,225	(147)
	12/3/2012	USD	586,129	SGD	717,034	1,388
	12/3/2012	USD	586,995	THB	18,014,865	—
	12/19/2012	USD	4,992,905	HKD	38,706,000	1,407
	12/19/2012	USD	3,418,454	INR	192,100,000	96,013
	12/19/2012	USD	4,830,918	PHP	200,000,000	73,448
	12/19/2012	USD	28,244,685	SGD	34,713,000	196,821
	12/19/2012	USD	23,324,056	TWD	688,059,662	362,950
	12/19/2012	USD	285,548	TWD	8,338,000	1,494
	12/19/2012	USD	285,454	TWD	8,311,000	659
	12/19/2012	USD	285,527	TWD	8,296,000	69
	12/19/2012	USD	285,296	TWD	8,303,000	541

						$745,090

Australia & New Zealand Debt Fund	12/5/2012	USD	2,051,913	AUD	1,967,000	$159
	12/5/2012	USD	160,017	NZD	195,000	10

						$169

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Markets Local Debt Fund	12/3/2012	USD	367,270	KRW	397,974,000	$254
	12/4/2012	USD	537,820	BRL	1,130,229	(1,658)
	12/4/2012	USD	34,329	BRL	72,142	(106)
	12/4/2012	USD	182,784	CLP	87,617,699	(570)
	12/4/2012	USD	154,931	CNH	962,354	(62)
	12/4/2012	USD	182,782	COP	332,234,226	335
	12/4/2012	USD	544,746	IDR	5,246,994,970	2,186
	12/4/2012	USD	544,400	MXN	7,050,392	1,218
	12/4/2012	USD	544,854	MYR	1,660,171	1,300
	12/4/2012	USD	180,756	PEN	466,893	105
	12/4/2012	USD	191,817	PHP	7,833,788	(235)
	12/4/2012	USD	367,119	PLN	1,157,031	(1,161)
	12/4/2012	USD	366,668	RUB	11,314,343	(671)
	12/4/2012	USD	364,025	THB	11,179,214	237
	12/4/2012	USD	366,290	TRY	655,140	540
	12/4/2012	USD	365,942	ZAR	3,208,269	(4,728)
	12/19/2012	USD	10,863,629	THB	338,434,642	156,596
	12/19/2012	USD	17,395,458	TRY	31,865,000	410,044
	12/19/2012	USD	364,440	TRY	659,000	3,796
	12/19/2012	USD	359,051	TRY	651,000	4,714
	12/20/2012	USD	359,350	KRW	407,000,000	16,220
	12/20/2012	USD	27,446,902	KRW	31,144,000,000	1,292,033
	12/20/2012	USD	1,074,373	KRW	1,212,000,000	44,032
	12/20/2012	USD	1,828,757	KRW	2,056,000,000	68,470

						$1,992,889

Managed Futures Strategy Fund (consolidated)	12/19/2012	JPY	44,510,000	USD	569,910	$30,116
	12/19/2012	JPY	44,688,000	USD	573,328	31,375
	12/19/2012	JPY	27,237,000	USD	347,186	16,870
	12/19/2012	JPY	41,247,000	USD	517,020	16,798
	12/19/2012	JPY	2,752,537,000	USD	34,513,705	1,132,370
	12/19/2012	USD	18,158,383	JPY	1,421,026,000	(924,920)
	12/19/2012	USD	289,996	JPY	23,160,000	(9,123)
	12/19/2012	USD	2,313,931	JPY	190,617,000	(2,227)
	12/19/2012	USD	15,482,483	JPY	1,275,416,000	(14,902)
	3/21/2013	JPY	1,275,416,000	USD	15,496,404	14,840

						$291,197

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CLP - Chilean peso

CNH - Chinese renminbi

CNY - Chinese yuan

COP - Colombian peso

HKD - Hong Kong dollar

IDR - Indonesian rupiah

INR - Indian rupee

JPY - Japanese yen

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

NZD - New Zealand dollar

PEN - Peruvian nuevo sol

PHP - Philippines peso

PLN - Polish zloty

RUB - Russian ruble

SGD - Singapore dollar

THB - Thai baht

TRY - Turkish new lira

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Currency, Interest Rate and Total Return Swaps - Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign cross-currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund and the Global Real Return Fund may enter into swaps transactions based on commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Notes to Schedule of Investments (unaudited)(continued)

Detailed below is the cross-currency interest rate swap agreement outstanding as of November 30, 2012:

Fund	Counterparty	Termination Date	Fixed Rate Notional Amount (000)	Fund Receives Fixed Rate (per annum)	Floating Rate Notional Amount (000)	Fund Pays Floating Rate (per annum)	Unrealized Appreciation
Global Real Return Fund (consolidated)	UBS AG	7/14/16	5 CLF	1.89%	$220	6-Month LIBOR	$5,863

Detailed below are the total return swap agreements outstanding as of November 30, 2012:

Fund	Counterparty	Termination Date	Notional Amount (000)	Fund Pays Fixed/Floating Rate (per annum)	Fund Receives Total Return of Reference Entity	Unrealized Depreciation
Global Real Return Fund (consolidated)	JPMorgan Chase Bank, N.A.	7/16/13	$493	0.30%	Credit Suisse Commodity Benchmark Excess Return Index	$—
	UBS AG	12/14/12	710	3-Month U.S. Treasury Bill Index +0.80%	AFT CTI Modified Index	(15,379)
Managed Futures Strategy Fund (consolidated)	UBS AG	12/14/12	38,089	3-Month U.S. Treasury Bill Index +0.45%	AFT CTI Modified Index	(819,289)
	UBS AG	12/14/12	6,000	3-Month U.S. Treasury Bill Index +0.45%	AFT CTI Modified Index	—

Abbreviations:

AFT CTI - The Alpha Financial Technologies Commodity Trends Indicator

CLF - Chilean Unidad de Fomento

LIBOR - London Interbank Offered Rate

Notes to Schedule of Investments (unaudited)(continued)

Futures Contracts - Each Fund may transact in currency futures contracts and U.S. Treasury futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and U.S. Treasury futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement.

When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities. Additionally, such segregated assets will generally ensure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

Notes to Schedule of Investments (unaudited)(continued)

The following futures contracts were open at November 30, 2012:

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Global Real Return Fund (consolidated)	Futures Contracts Long
	Gold 100 Ounce Futures	1	$171,270	Feb-13	$(154)

Managed Futures Strategy Fund (consolidated)	Futures Contracts Short
	Coffee Futures	11	(621,225)	Mar-13	36,053
	Corn Futures	43	(1,618,413)	Mar-13	8,462
	Soybean Futures	29	(2,077,125)	Mar-13	170,336
	Sugar #11 (World) Futures	19	(411,555)	Mar-13	16,494
	Wheat Futures (CBT)	23	(993,025)	Mar-13	17,857

					249,202

	Futures Contracts Long
	Australian Dollar Currency Futures	25	2,584,250	Mar-13	(2,700)
	British Pound Currency Futures	64	6,407,600	Mar-13	(6,592)
	Canadian Dollar Currency Futures	13	1,305,980	Mar-13	(219)
	Cocoa Futures	17	424,660	Mar-13	(64)
	Copper Futures	23	2,098,750	Mar-13	(81)
	Cotton Futures	11	406,505	Mar-13	(41)
	Euro Foreign Exchange Currency Futures	103	16,754,238	Mar-13	30,697
	Gasoline RBOB Futures	13	1,500,408	Mar-13	(58)
	Gold 100 Ounce Futures	8	1,370,160	Feb-13	(6,798)
	Heating Oil Futures	11	1,413,073	Mar-13	29
	Lean Hogs Futures	24	834,480	Feb-13	23,194
	Live Cattle Futures	23	1,199,680	Feb-13	4,617
	Natural Gas Futures	48	1,715,040	Mar-13	(106,948)
	Silver Futures	5	831,975	Mar-13	22,308
	Swiss Franc Currency Futures	19	2,565,713	Mar-13	1,724
	U.S. Long Bond (CBT) Futures	64	9,604,000	Mar-13	(134)
	U.S. Treasury Notes 10yr Futures	72	9,622,125	Mar-13	(151)
	WTI Crude Futures	35	3,154,550	Mar-13	(123)

					(41,340)

	Total				$207,862

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL INCOME TAXES

At November 30, 2012, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciaton	Net Unrealized Appreciation (Depreciation)
Brazilian Real Fund	$59,699,157	$286	$(62)	$224
Chinese Yuan Fund	237,048,282	3,420	(10,400)	(6,980)
Commodity Currency Fund	22,996,866	1,392	(17)	1,375
Emerging Currency Fund	276,335,586	1,798	(249)	1,549
Indian Rupee Fund	14,746,310	597	(11)	586
Japanese Yen Fund	1,625,199	—	(49,093)	(49,093)
South African Rand Fund	4,462,962	—	(4)	(4)
Asia Local Debt Fund	434,273,531	5,070,992	(6,970,018)	(1,899,026)
Australia & New Zealand Debt Fund	47,510,805	1,547,273	(2,186)	1,545,087
Emerging Markets Corporate Bond Fund	99,694,593	3,967,359	(18,024)	3,949,335
Emerging Markets Local Debt Fund	1,404,640,834	24,619,616	(39,973,813)	(15,354,197)
Euro Debt Fund	4,321,431	110,286	(28,524)	81,762
Global Real Return Fund (consolidated)	4,244,173	227,001	(59,844)	167,157
Managed Futures Strategy Fund (consolidated)	111,522,164	—	(171)	(171)

4. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, WTAM, and its parent company, WisdomTree Investments, along with other parties, as defendants. The complaint alleged that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint sought both unspecified monetary damages to be determined and an injunction to prevent further infringement.

On November 7, 2012, Research Affiliates agreed to withdraw its suit and defendants agreed to withdraw their counterclaims and entered into a settlement agreement. Under the settlement, all parties exchanged releases for all existing claims. The other material terms of the settlement are as follows:

•

Research Affiliates agreed not to sue the Trust, WTAM and WisdomTree Investments (the “WisdomTree Parties”) for any future claims arising under any current patents held by Research Affiliates, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by Research Affiliates within the next eight years, subject to reduction by up to three years if Research Affiliates is acquired. The covenant not to sue extends to service providers and customers of the WisdomTree Parties in connection with their products and services.

Notes to Schedule of Investments (unaudited)(concluded)

•

Research Affiliates and the WisdomTree Parties agreed that the covenants not to sue do not include a right under each party’s patents to copy the other party’s methodologies. They have further agreed that it is not copying if Research Affiliates introduces an index or strategy that uses at least three fundamental factors to weight its indexes and they are not predominantly dividend- or earnings-weighted, or any of the WisdomTree Parties introduces an index or strategy that is weighted by less than three fundamental factors.

•	The parties also agreed not to challenge the other party’s patents or patent applications.

•

Research Affiliates agreed to a one-time payment of $0.7 million to WisdomTree Investments. The WisdomTree Parties and the other defendants were not required to make any current or future payments to Research Affiliates.

All other terms of the settlement are confidential and the settlement will not affect the current methodologies and fees for any of the Trust’s Funds.

WTAM and WisdomTree Investments had previously contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint so the Trust incurred no out-of-pocket expense in connection with this lawsuit.

5. SUBSEQUENT EVENT

The Board of Trustees, after careful consideration, has determined to close the Japanese Yen Fund and the South African Rand Fund.

The last day of trading of shares of the Funds on the NYSE Arca will be December 3, 2012. Shareholders may sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. Each Fund will be closed to new investors as of December 3, 2012. Between December 4 and December 10, each Fund will be in the process of liquidating its portfolio assets. This will cause each Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus.

Shareholders remaining in the Funds on December 10, 2012 will have their shares redeemed automatically on this date and will receive cash in an amount equal to the net asset value of the shares as of the close of business on December 10, 2012. This amount includes any accrued capital gains and dividends. Shareholders remaining in the Funds on December 10, 2012 will not be charged any transaction fees by the Funds. The net asset value of each Fund will reflect the costs of closing the Fund.

Whether you sell your shares or are automatically redeemed on December 10, 2012, you will generally recognize a capital gain (or loss) equal to the amount you receive for your shares above (or below) your adjusted cost basis in such shares.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	January 25, 2013

By:	/s/ David Castano
David Castano
Treasurer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	January 25, 2013

By:	/s/ David Castano
David Castano
Treasurer

Date:	January 25, 2013